Accounts receivable and allowance for credit losses (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of allowance for doubtful accounts

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Accounts receivable	23,714,517	23,518,435	3,285,340
Less: allowance for credit losses	-	-	-
Accounts receivable, net	23,714,517	23,518,435	3,285,340

Schedule of allowance for doubtful accounts

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Beginning balance	3,951,391	-	-
Addition	-	-	-
Recovery	(3,951,391)	-	-
	-	-	-
Ending balance	-	-	-